Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

	Description of		Identity of Issue, Borrower, Lessor,		Current
	Investment		or Similar Party	Cost	Value

			Registered Investment Companies
	250,085	shares	American Balanced R6	**	$9,380,678
	45,102	shares	American Century Small Cap Value R6	**	405,012
	18,985	shares	American Century Small Cap Growth R6	**	447,279
	112,963	shares	American EuroPacific Growth R6	**	6,843,293
	52,653	shares	American Small Cap World R6	**	4,016,863
	33,522	shares	iShares S&P 500 Stock Fund Class K	**	26,691,101
	352,769	shares	BlackRock Total Return Fund Class K	**	3,534,742
	60,942	shares	Dreyfus Government Cash Management	**	60,942
	189,990	shares	Fidelity Advisor Small Cap Class Z	**	6,871,942
	45,620	shares	Fidelity SmallCap Index	**	1,411,030
	250,562	shares	Fidelity U.S. Bond Index	**	2,645,942
	19,190	shares	JP Morgan Mid Cap Growth	**	992,892
	81,531	shares	JP Morgan U.S. Value R6	**	7,384,244
	349,064	shares	JP Morgan Large Cap Growth R6	**	30,173,128
	151,219	shares	T. Rowe Midcap Value I Class	**	4,849,609
	39,753	shares	T. Rowe Price Target Retirement 2010 I Class	**	635,260
	137,410	shares	T. Rowe Price Target Retirement 2015 I Class	**	1,828,931
	514,215	shares	T. Rowe Price Target Retirement 2020 I Class	**	10,130,035
	890,130	shares	T. Rowe Price Target Retirement 2025 I Class	**	15,692,994
	904,589	shares	T. Rowe Price Target Retirement 2030 I Class	**	25,066,151
	943,512	shares	T. Rowe Price Target Retirement 2035 I Class	**	22,040,445
	714,220	shares	T. Rowe Price Target Retirement 2040 I Class	**	24,554,882
	529,748	shares	T. Rowe Price Target Retirement 2045 I Class	**	13,460,909
	678,533	shares	T. Rowe Price Target Retirement 2050 I Class	**	14,676,661
	258,303	shares	T. Rowe Price Target Retirement 2055 I Class	**	5,876,399
	190,754	shares	T. Rowe Price Target Retirement 2060 I Class	**	3,624,334
	75,880	shares	T. Rowe Price Target Retirement 2065 I Class	**	1,121,508
	15,652,842	shares	Vanguard Federal Money Market Fund	**	15,652,842
	96,568	shares	Vanguard Total Institutional Stock Index	**	3,913,894
	6,010	shares	Vanguard Mid Cap Index	**	2,159,708
*	441,946	shares	Wesmark Large Company	**	9,753,755
*	138,408	shares	WesMark Small Company Growth Fund	**	2,020,761
			Total Registered Investment Companies		$277,918,166

*	420,134	shares	Wesbanco, Inc. Common Stock	**	$13,966,150

	Participant Loans
*			Loan Account (interest rates between 3.25%
			and 9.50% with maturities through August 2039)		$6,822,206

			Total assets (held at end of year)		$298,706,522

	* Party-in-interest
	** Participant-directed investment, cost not required.